Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Registrant Name	dei_EntityRegistrantName	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000803747
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2013
Prospectus Date	rr_ProspectusDate	Dec. 23, 2013